Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the talent and compensation committee has historically granted such awards on an annual cycle, though it has, from time to time, made grants at other times (for example, in connection with hiring and promotions). In fiscal year 2024, we did not grant equity awards to our NEOs during the four business days before, or one business day after, the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing Method	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the talent and compensation committee has historically granted such awards on an annual cycle, though it has, from time to time, made grants at other times (for example, in connection with hiring and promotions).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the talent and compensation committee has historically granted such awards on an annual cycle, though it has, from time to time, made grants at other times (for example, in connection with hiring and promotions).
MNPI Disclosure Timed for Compensation Value	false